Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Schedule of inventories
	2022	2021
Raw materials	$4,298,235	$2,173,972
Work in process	642,235	827,996
Finished goods	1,300,383	948,038
Inventory valuation allowance	(13,397)	(47,939)
Total	$6,227,456	$3,902,067